Note 25 - Loans and Borrowings (Details Textual)													1 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 AUD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Jul. 29, 2022 $ / shares	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
Statement Line Items [Line Items]
Notional amount												$ 21,100,000					$ 21,100,000
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																				$ 0.0001
Total borrowings	$ 32,388,000						$ 28,561,000					23,091,000			$ 32,388,000	$ 28,561,000	23,091,000
Total lease liabilities	2,305,000						$ 2,464,000					$ 995,000			2,305,000	2,464,000	995,000
Additions to right-of-use assets															200,000
Cash outflow for leases															500,000	400,000
Depreciation, right-of-use assets															400,000
Interest expense on lease liabilities															171,000	$ 133,000	$ 42,000
Facility in Newcastle, New South Wales [member]
Statement Line Items [Line Items]
Total increase (decrease) in liabilities arising from financing activities															(200,000)
Total lease liabilities	$ 2,300,000														2,300,000
Additions to right-of-use assets															200,000
Cash outflow for leases															$ 300,000
AWN warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 0.9														$ 0.9
Bridging loan with AWN [member]
Statement Line Items [Line Items]
Borrowings, Term (Month)				60 months	60 months		60 months					60 months
Borrowings, Periodic Payment												$ 350,000
Borrowings, interest rate				10.00%			10.00%					8.00%				10.00%	8.00%
Borrowings, line fee, percentage				2.00%			2.00%					0.80%				2.00%	0.80%
Borrowings, refinancing fee				$ 855,000			$ 340,000				$ 340,000					$ 340,000
Debt or equity maximum raise	$ 25,000,000			25,000,000			25,000,000								$ 25,000,000	25,000,000
Minimum repayment of borrowings			$ 1,000,000	1,000,000			1,000,000				$ 1,000,000
Borrowings, refinancing fee, percentage											1.60%
Borrowings, accrued new facility extension fee										$ 355,000	$ 355,000
Bridging loan with AWN [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	25.00%
Bridging loan with AWN [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	45.00%
Borrowings, qualifying liquidity event, payment	$ 1,875,000
Bridging loan with AWN [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000
Bridging loan with AWN [member] | Bottom of range [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000
Bridging loan with AWN [member] | Bottom of range [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging loan with AWN [member] | Bottom of range [member] | Third range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	$ 12,500,000
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	50.00%
Borrowings, qualifying liquidity event, payment	$ 4,125,000
Bridging loan with AWN [member] | Top of range [member] | First range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging loan with AWN [member] | Top of range [member] | Second range of qualifying event [member]
Statement Line Items [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Borrowings, interest rate		15.00%				15.00%		10.00%					10.00%										12.50%	10.00%
Debt or equity maximum raise	$ 25,000,000			25,000,000				$ 25,000,000							$ 25,000,000
Borrowings, accrued new facility extension fee				$ 43,500	$ 60,000	$ 115,000		85,000	$ 110,000				$ 29,000	$ 40,000
Current borrowings		$ 250,000				$ 3,000,000		$ 3,000,000					$ 1,100,000						$ 500,000					$ 1,500,000
Borrowings, facility fee percentage		1.00%				1.00%
Borrowings, establishment fee		$ 7,500				$ 30,000
Borrowings, exit fee percentage		3.00%				3.00%
Borrowings, exit fee		$ 22,500				$ 90,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate	3.60%														3.60%			3.60%
New facility [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity																						$ 2,500,000
New facility [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate																					7.75%	7.75%
Trade finance facility [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity																					$ 500,000
New and trade finance facility [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Total borrowings	$ 1,300,000						$ 0								$ 1,300,000	$ 0		$ 2,000,000